Deposits, prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Prepaid Expenses And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Deposits	209	214	157
Prepayments	120	2,161	1,582
Other receivables	173	143	105
Provision for expired credits	158	140	102

	660	2,658	1,946